PREPAID DEFERRED FINANCING COSTS (Details Narrative) - USD ($)	Sep. 30, 2017	Aug. 30, 2017	Feb. 28, 2016
Advanced for additional financing	$ 147,662
Synthesis Management Limited [Member]
Advanced for additional financing	$ 213,627	$ 213,627	$ 133,725